Document and Entity Information	May 25, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 25, 2021
Entity Registrant Name	Protective Insurance Corporation
Entity Incorporation, State or Country Code	IN
Entity File Number	0-05534
Entity Tax Identification Number	35-0160330
Entity Address, Address Line One	111 Congressional Boulevard
Entity Address, Address Line Two	STE 500
Entity Address, City or Town	Carmel
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46032
City Area Code	317
Local Phone Number	636-9800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000009346
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock, No Par Value
Trading Symbol	PTVCA
Security Exchange Name	NASDAQ
Common Class B [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class B Common Stock, No Par Value
Trading Symbol	PTVCB
Security Exchange Name	NASDAQ